Stock-Based Compensation - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Number of shares, beginning balance	3,044	1,577
Number of shares, Granted		1,855
Number of shares, Expired/forfeited/cancelled	(1,105)	(388)
Number of shares, ending balance	1,939	3,044	1,577
Number of shares, Vested	1,466
Number of shares, Vested and expected to vest	1,939
Weighted average exercise price, beginning balance	$ 3,043.71	$ 4,353.98
Weighted average exercise price, Granted		1,815.58
Weighted average exercise price, Granted, Expired/forfeited/cancelled	2,197.62	2,497.63
Weighted average exercise price, ending balance	3,525.88	$ 3,043.71	$ 4,353.98
Weighted average exercise price, Vested	3,537.21
Weighted average exercise price, Vested and expected to vest	$ 3,525.88
Weighted average remaining contractual life	6 years 6 months	8 years 7 months 6 days	9 years 1 month 6 days
Weighted average remaining contractual life, Vested	6 years
Weighted average remaining contractual life, Vested and expected to vest	6 years 6 months